12. Stock Options (Details-Option activity) - Stock Options [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock Options
Number of Options outstanding beginning balance	1,259,415	1,294,045	1,373,554
Number of Options Granted	81,000	170,176	0
Number of Options Exercised	0	0	0
Number of Options Cancelled	40,793	57,294	79,509
Number of Options Expired	0	147,512	0
Number of Options outstanding ending balance	1,299,622	1,259,415	1,294,045	1,373,554
Number of Options exercisable	1,131,172	1,089,239	1,070,869
Exercise Price Per Share
Exercise price per share, range	$2.09 - 12.00	$2.09 - $12.00	$2.82 - $12.00
Exercise price per share, options granted	$1.99	$2.09
Exercise price per share, options cancelled	$1.99 - 2.70	$9.00 - $12.00	$2.70
Exercise price per share, Expired		$2.80 - $6.00
Exercise prices at period end	$2.09 - 12.00	$2.09 - $12.00	$2.09 - $12.00
Exercise price per share, exercisable	$2.82 - 9.00	$2.70 - $9.00	$2.70 - $9.00
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life	1 year 7 months 21 days	2 years 6 months	2 years 11 months 26 days	3 years 11 months 26 days
Weighted average remaining contractual life, options granted	3 years	4 years 6 months 18 days
Weighted average remaining contractual life, options cancelled	4 years 11 months 1 day	3 years 6 months 21 days
Weighted average remaining contractual life, exercisable	1 year 3 months 22 days	2 years 8 months 12 days	2 years 11 months 15 days
Aggregate Intrinsic Value
Aggregate intrinsic value, options outstanding	$ 0	$ 0	$ 280,642
Aggregate intrinsic value, exercisable	$ 0	$ 0	$ 0
Weighted Average Exercise Price Per Share
Weighted Average Exercise Price per Share beginning balance	$ 7.39	$ 8.14	$ 8.14
Weighted Average Exercise Price Options Granted	1.99	2.09
Weighted Average Exercise Price Options Cancelled	4.39	10.08
Weighted Average Exercise Price Options Expired		4.3
Weighted Average Exercise Price per Share ending balance	7.23	7.39	8.14	$ 8.14
Weighted Average Exercise Price per Share Exercisable	$ 8.00	$ 8.32	$ 7.44